Warrant liability	12 Months Ended
Dec. 31, 2022
Warrant liability [Abstract]
Warrant liability
14.	Warrant liability

For the year ended December 31, 2022, the Company issued no warrants.

For the year ended December 31, 2021, the Company had the following issuances of warrants:

	Private Placement		Public Bought Deal
Closing date	13-Jan-21		15-Jun-21
Warrants issued	7,750,000		11,500,000
Warrants strike price	$6.25		$6.25
Fair value of warrants – as at issuance	$4.22		$3.12
Warrants term	24 months		24 months

Warrant valuation assumptions – as at issuance
Valuation model	Black-Scholes		Black-Scholes
Expected life	2.00 years		2.00 years
Risk-free rate	0.16%		0.31%
Volatility	136%		138%
Dividend yield	0%		0%

	2022	2021	2022	2021
Fair value of warrants – as at December 31	$–	$7.46	$0.02	$7.46

Warrant valuation assumptions – as at December 31	2022	2021	2022	2021
Valuation model	Black-Scholes		Black-Scholes
Expected life	0.04 years	1.04 years	0.44 years	1.44 years
Risk-free rate	4.06%	0.95%	4.06%	0.95%
Volatility	30%	195%	126%	165%
Dividend yield	0%	0%	0%	0%

The change in warrant liability is as follows:

	Number of warrants	Weighted average exercise price
Balance, December 31, 2020	–	$–
Issued (i)	19,250,000	3.56
Exercised (ii)	(4,089,999)	10.20
Balance, December 31, 2021	15,160,001	$7.46
Balance, December 31, 2022	15,160,001	$0.01

(i)
The warrants issued comprise of 7,750,000 private placement warrants and 11,500,000 public bought deal warrants related to the January 13, 2021, and June 15, 2021, equity issuances, respectively, completed during the year ended December 31, 2021.

(ii)
The warrants exercised comprise of 3,875,000 private placement warrants with a weighted average exercise price of $10.27 and 214,999 public bought deal warrants with a weighted average exercise price of $9.03.

During the year ended December 31, 2022, the Company recorded a non-cash gain on the revaluation of warrant liability of $98.8 million. During the year ended December 31, 2021, the Company recorded a non-cash loss on the revaluation of warrant liability of $114.2 million, which included $70.8 million of loss related to the fair value measurement of the warrant liability immediately before derecognition of the warrants at the time of exercise.

The Black-Scholes model and the inputs used in determining the values of the warrants prior to the derecognition of financial liability warrants are as follows:

	Private Placement	Public Bought Deal
During the years ended December 31	2021	2021
Fair value of warrants exercised	$3.45 - $15.10	$3.45 - $11.93
Warrant valuation assumptions – during the years ended December 31, 2021
Expected life	1.1 years	1.5 years
Risk-free rate	0.31%	0.31%
Volatility	142% - 195%	139% - 165%
Dividend yield	0%	0%